Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 8,646,844	$ 8,185,146	$ 6,711,990
Total Revenues	8,646,844	8,185,146	6,711,990
Cost of Revenues	1,103,682	2,299,762	3,351,121
Gross Profit	7,543,162	5,885,384	3,360,869
Operating Expenses
Selling, general and administrative	1,574,117	3,435,790	1,265,240
Research and development	201,305	454,227	134,700
Total operating expenses	1,775,422	3,890,017	1,399,940
Income from operations	5,767,740	1,995,367	1,960,929
Other Income
Interest and investment income	142,023	337,511	165,336
Foreign exchange gain	493,562	20,469	119,419
Others, net	138	19,495	8,025
Total other income	635,723	377,475	292,780
Income before provision for income taxes	6,403,463	2,372,842	2,253,709
Provision for income taxes	0	0	0
Net income	$ 6,403,463	$ 2,372,842	$ 2,253,709
Basic earnings per Class A share (in Dollars per share)	$ 0.147	$ 0.056	$ 0.105
Diluted earnings per Class A share (in Dollars per share)	$ 0.147	$ 0.056	$ 0.105
Weighted average shares outstanding-Class A (in Shares)	43,672,022	42,291,200	21,435,315